Earnings per share - Text Details (Detail) - € / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Earnings per share [Line Items]
Dividends paid, ordinary shares per share		€ 0.85	€ 0.85	[1]	€ 0.85	[1]	€ 0.80	[1]
Basic earnings (loss) per share from continuing operations attributable to shareholders	[1]		1.32		1.29		1.38
Diluted earnings (loss) per share from continuing operations attributable to shareholders	[1]		1.31		1.27		1.37
Basic earnings (loss) per share	[1],[2]		1.31		1.27		1.16
Diluted earnings (loss) per share	[1],[2]		€ 1.29		1.25		1.14
Before restatement [Member]
Earnings per share [Line Items]
Basic earnings (loss) per share from continuing operations attributable to shareholders					1.31		1.41
Diluted earnings (loss) per share from continuing operations attributable to shareholders					1.30		1.39
Basic earnings (loss) per share					1.29		1.18
Diluted earnings (loss) per share					€ 1.28		€ 1.16

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Per share and weighted average share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2019. Further reference is made to Earnings per share.